Inventories, net	12 Months Ended
Dec. 31, 2021
Inventories, net
Inventories, net

10. Inventories, net
Inventories, net consist of the following:

	As of December 31,
	2020	2021

	(RMB in millions)
Products	60,455	77,422
Packing materials and others	470	478

Inventories	60,925	77,900
Inventory valuation allowance	(1,992)	(2,299)

Inventories, net	58,933	75,601